UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JHL Capital Group LLC
Address: 900 N. Michigan Avenue
         Suite 1340
         Chicago, IL  60611

13F File Number:  028-14352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Litinsky
Title:     Managing Member
Phone:     (312) 628-7350

Signature, Place, and Date of Signing:

 /s/      James H. Litinsky     Chicago, IL/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $434,808 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    20064   400000 SH       SOLE                   400000        0        0
AMERICAN CAP LTD               COM              02503Y103    48119  5550000 SH       SOLE                  5550000        0        0
AT&T INC                       COM              00206R102    19050   610000 SH       SOLE                   610000        0        0
CAESAR STONE SDOT YAM LTD      COM              M20598104     6275   537259 SH       SOLE                   537259        0        0
CARMAX INC                     COM              143130102     3292    95000 SH       SOLE                    95000        0        0
CBEYOND INC                    COM              149847105      541    67642 SH       SOLE                    67642        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     5187   650000 SH       SOLE                   650000        0        0
CONSTELLATION BRANDS INC       CL A             21036P108     3892   165000 SH       SOLE                   165000        0        0
GENERAL ELECTRIC CO            COM              369604103     2408   120000 SH       SOLE                   120000        0        0
GOOGLE INC                     CL A             38259P508    50658    79000 SH       SOLE                    79000        0        0
INTEL CORP                     COM              458140100    44976  1600000 SH       SOLE                  1600000        0        0
INTERFACE INC                  CL A             458665106      787    56387 SH       SOLE                    56387        0        0
IROBOT CORP                    COM              462726100     3135   115000 SH       SOLE                   115000        0        0
LOWES COS INC                  COM              548661107    16848   536900 SH       SOLE                   536900        0        0
MICROSOFT CORP                 COM              594918104    87075  2700000 SH       SOLE                  2700000        0        0
NASDAQ OMX GROUP INC           COM              631103108    18052   697000 SH       SOLE                   697000        0        0
NATIONSTAR MTG HLDGS INC       COM              63861C109     7108   495000 SH       SOLE                   495000        0        0
OCWEN FINL CORP                COM NEW          675746309    14784   945900 SH       SOLE                   945900        0        0
OMNICOM GROUP INC              COM              681919106     4153    82000 SH       SOLE                    82000        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    24934  2560000 SH       SOLE                  2560000        0        0
THOMAS PPTYS GROUP INC         COM              884453101     2546   554600 SH       SOLE                   554600        0        0
UBIQUITI NETWORKS INC          COM              90347A100    50924  1610000 SH       SOLE                  1610000        0        0